EATON VANCE MUTUAL FUNDS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 2-90946) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 2007 with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 125 (“Amendment No. 125”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 125 was filed electronically with the Commission (Accession No. 0000940394-07-000470) on April 30, 2007.

Eaton Vance AMT-Free Municipal Bond Fund
Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Tax-Managed Growth Fund 1.2
Eaton Vance Cash Management Fund
Eaton Vance Money Market Fund
Eaton Vance Tax Free Reserves

EATON VANCE MUTUAL FUNDS TRUST

By:	/s/ Alan R. Dynner
Alan R. Dynner, Esq.
Secretary

Dated: May 2, 2007